DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Line of Credit Facility [Line Items]
Schedule of Debt

(in thousands of $)	2016	2015
Total debt, net of deferred finance charges	1,374,710	1,331,112
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(78,101)	(118,693)
Long-term debt, net of deferred finance charges	1,296,609	1,212,419

Schedule of Maturities of Long-term Debt
Our outstanding debt as of December 31, 2016 is repayable as follows:

Year Ending December 31, (in thousands of $)
2017 (1)	233,419
2018	72,317
2019	135,183
2020	202,000
2021	516,000
2022 and thereafter	232,931
Total debt	1,391,850
Less: deferred finance charges	(17,140)
Total debt, net of deferred finance charges	1,374,710

(1) Although $150.5 million of the High-Yield Bonds is due to mature in October 2017, we have classified the High-Yield Bonds as long-term debt on the face of the consolidated balance sheet as a result of the February15, 2017 refinancing transaction discussed under "High-Yield Bonds" below.

Schedule of Long-term Debt Instruments
As of December 31, 2016 and 2015, the maturity dates for our debt were as follows:

(in thousands of $)	2016	2015	Maturity date
$800 million credit facility	740,667	—	2021
High-Yield Bonds	150,452	147,007	2017***
2015 Norwegian Bonds	150,000	150,000	2020
NR Satu Facility	117,800	112,100	2019
Eskimo SPV Debt	232,931	254,070	2025**
Maria and Freeze Facility	—	174,000	2018*
Golar LNG Partners Credit Facility	—	181,500	2018*
Golar Partners Operating Credit Facility	—	185,000	2018*
Golar Igloo Debt	—	141,111	2019/2026*
Total debt	1,391,850	1,344,788
Deferred finance charges	(17,140)	(13,676)
Total debt, net of deferred finance charges	1,374,710	1,331,112
__________________________________________

*Please see "$800 million credit facility" below.
**The maturity date of the Eskimo SPV debt is based on management’s best estimate and subject to change pending the receipt of the audited financial statements of the VIE. In absence of the audited financial statements of the VIE at year end, we confirmed the maturity date directly with the SPV.
*** Please see "High-Yield Bonds" below.

Golar Igloo Debt
Line of Credit Facility [Line Items]
Schedule of Tranches
he debt was divided into three tranches, with the following general terms, in line with the original facility:

Tranche	Proportion of debt	Term of loan	Repayment terms	Margin on LIBOR
K-Sure	40%	12 years	Semi-annual installments	2.10%
KEXIM	40%	12 years	Semi-annual installments	2.75%
Commercial	20%	5 years	Semi-annual installments, unpaid balance to be refinanced after 5 years	2.75%

T